Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.54%
Brazil-4.64%
Ambev S.A.	1,073,500	$2,841,752
BB Seguridade Participacoes S.A.	464,500	3,219,754
Caixa Seguridade Participacoes S.A.	1,286,100	3,677,844
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	623,800	3,233,191
ENGIE Brasil Energia S.A.	409,400	3,362,298
Equatorial Energia S.A.	408,600	2,929,853
Itausa S.A., Preference Shares	1,471,550	2,978,183
Klabin S.A.	674,000	2,904,102
Raia Drogasil S.A.	473,300	2,423,446
Telefonica Brasil S.A.	262,600	2,729,582
TIM S.A.	824,200	2,892,398
		33,192,403
Chile-1.54%
Banco de Chile	26,696,933	2,986,138
Banco de Credito e Inversiones S.A.	103,945	2,745,769
Banco Santander Chile	58,987,339	2,721,446
Cencosud S.A.	1,450,283	2,517,854
		10,971,207
China-4.28%
Agricultural Bank of China Ltd., H Shares	7,856,343	3,035,103
Bank of China Ltd., H Shares	8,618,310	3,241,272
CGN Power Co. Ltd., H Shares(a)	12,918,265	3,619,048
China CITIC Bank Corp. Ltd., H Shares	6,187,619	3,063,236
China Construction Bank Corp., H Shares	4,915,993	2,917,932
Chongqing Rural Commercial Bank Co. Ltd., H Shares	8,618,000	3,351,399
Hengan International Group Co. Ltd.	787,104	2,436,652
Nongfu Spring Co. Ltd., H Shares(a)	524,400	2,840,940
Want Want China Holdings Ltd.	4,671,000	2,575,331
Zhejiang Expressway Co. Ltd., H Shares	4,762,000	3,533,161
		30,614,074
Czech Republic-0.50%
Komercni banka A.S.	108,840	3,585,379
Greece-0.87%
Hellenic Telecommunications Organization S.A.	214,589	2,995,301
OPAP S.A.	183,836	3,199,065
		6,194,366
Hungary-0.94%
MOL Hungarian Oil & Gas PLC(b)	397,193	3,271,804
Richter Gedeon Nyrt	127,779	3,466,924
		6,738,728
India-2.39%
Dr. Reddy’s Laboratories Ltd., ADR(b)	51,851	3,730,680
HDFC Bank Ltd., ADR(b)	45,636	2,532,342
ICICI Bank Ltd., ADR(b)	148,333	3,619,325
Reliance Industries Ltd., GDR(a)	52,643	3,653,424
Wipro Ltd., ADR(b)	627,540	3,551,876
		17,087,647
Indonesia-3.37%
PT Astra International Tbk	7,611,610	2,472,085
PT Bank Central Asia Tbk	6,477,403	3,920,101
PT Bank Negara Indonesia (Persero) Tbk	9,351,605	3,407,588
PT Bank Rakyat Indonesia (Persero) Tbk	9,028,663	3,261,304
PT Capital Financial Indonesia Tbk(c)	38,835,135	1,821,166
PT Indofood CBP Sukses Makmur Tbk	4,146,780	3,094,318
	Shares	Value
Indonesia-(continued)
PT Indofood Sukses Makmur Tbk	7,824,790	$3,161,156
PT Telkom Indonesia (Persero) Tbk	11,643,529	2,921,950
		24,059,668
Kuwait-3.51%
Agility Public Warehousing Co. K.S.C.P.(c)	1,631,874	3,077,006
Boubyan Bank K.S.C.P.	1,965,372	3,923,077
Gulf Bank K.S.C.P.	4,465,842	4,210,319
Kuwait Finance House K.S.C.P.	1,979,426	4,967,870
Mobile Telecommunications Co. K.S.C.P.	2,429,112	4,153,813
National Bank of Kuwait SAKP	1,483,431	4,726,145
		25,058,230
Malaysia-13.20%
CIMB Group Holdings Bhd.	3,547,700	4,672,764
Gamuda Bhd.	2,957,800	3,157,905
Genting Bhd.	3,495,800	3,488,409
Genting Malaysia Bhd.	7,072,300	4,037,042
Hong Leong Bank Bhd.	1,543,000	6,263,340
Hong Leong Financial Group Bhd.	1,261,400	4,378,898
IHH Healthcare Bhd.	3,590,847	4,630,902
Kuala Lumpur Kepong Bhd.	629,600	2,957,656
Malayan Banking Bhd.	3,624,992	7,096,707
Malaysia Airports Holdings Bhd.	2,578,400	4,191,944
MISC Bhd.	3,332,300	5,178,098
Nestle Malaysia Bhd.	231,800	5,856,258
Petronas Gas Bhd.	1,346,900	5,051,587
Press Metal Aluminium Holdings Bhd.	2,878,400	2,884,486
Public Bank Bhd.	5,668,100	5,260,668
RHB Bank Bhd.	4,556,600	5,394,706
Sime Darby Bhd.	6,707,300	3,445,822
Sunway Bhd.	7,385,800	4,184,766
Telekom Malaysia Bhd.	3,171,700	3,969,654
Tenaga Nasional Bhd.	1,981,272	4,490,325
TIME dotCom Bhd.	3,240,600	3,768,140
		94,360,077
Mexico-4.09%
America Movil S.A.B. de C.V., Class B(c)	3,411,823	3,088,926
Arca Continental S.A.B. de C.V.	282,803	3,219,991
Coca-Cola FEMSA S.A.B. de C.V., Series L	349,883	3,338,000
El Puerto de Liverpool S.A.B. de C.V., Class C-1	628,188	4,421,876
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(d)	247,006	3,357,027
Grupo Bimbo S.A.B. de C.V., Series A(b)	531,455	2,429,615
Grupo Elektra S.A.B. de C.V.	47,169	3,167,522
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	1,388,073	3,171,260
Wal-Mart de Mexico S.A.B. de C.V., Series V	734,735	3,041,950
		29,236,167
Poland-0.46%
Orange Polska S.A.	1,516,534	3,261,355
Qatar-0.46%
Qatar Fuel Q.S.C.	764,137	3,294,960
Romania-0.53%
NEPI Rockcastle N.V.	560,566	3,800,049
Russia-0.10%
Mobile TeleSystems PJSC, ADR(c)(e)	206,291	0
X5 Retail Group N.V., GDR(a)(c)(e)	51,546	678,375
		678,375
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Saudi Arabia-6.05%
Advanced Petrochemical Co.	303,070	$3,075,068
Al Rajhi Bank	158,296	3,545,736
Bank Al-Jazira(c)	673,039	3,621,751
Jarir Marketing Co.	928,727	3,774,246
Rabigh Refining & Petrochemical Co.(c)	963,803	2,349,047
SABIC Agri-Nutrients Co.	80,070	2,737,253
Saudi Arabian Oil Co.(a)	472,727	3,857,350
Saudi Basic Industries Corp.	160,746	3,339,141
Saudi Electricity Co.	695,788	3,517,810
Saudi Investment Bank (The)	840,130	3,494,848
Saudi National Bank (The)	305,876	3,311,529
Saudi Telecom Co.	311,552	3,389,595
Yanbu National Petrochemical Co., Class A	315,860	3,234,320
		43,247,694
South Africa-3.49%
Bid Corp. Ltd.	131,588	3,213,015
Clicks Group Ltd.(b)	185,587	3,002,920
Discovery Ltd.	466,112	3,471,765
Old Mutual Ltd.(b)	4,341,772	2,906,381
OUTsurance Group Ltd.	1,389,620	3,126,855
Remgro Ltd.	399,905	3,390,820
Shoprite Holdings Ltd.	206,648	3,016,486
Vodacom Group Ltd.	561,698	2,819,551
		24,947,793
South Korea-6.71%
BNK Financial Group, Inc.	582,683	3,287,456
Cheil Worldwide, Inc.	205,200	2,824,354
GS Holdings Corp.(c)	97,038	3,366,320
Hyundai Motor Co.	21,058	3,070,383
Industrial Bank of Korea(c)	370,718	3,477,608
Kangwon Land, Inc.(c)	235,684	2,650,595
Korean Air Lines Co. Ltd.(c)	166,110	2,800,341
KT&G Corp.	55,851	3,791,332
LG Uplus Corp.	449,495	3,445,348
NH Investment & Securities Co. Ltd.(c)	377,389	2,991,627
Samsung Biologics Co. Ltd.(a)(c)	5,395	3,395,497
Samsung C&T Corp.	38,669	3,998,293
Samsung Electronics Co. Ltd.	54,699	2,979,521
Samsung Life Insurance Co. Ltd.	61,831	3,210,496
Samsung Securities Co. Ltd.	93,975	2,651,001
		47,940,172
Taiwan-26.33%
Asia Cement Corp.	2,964,872	3,765,353
Catcher Technology Co. Ltd.	577,615	3,589,390
Cathay Financial Holding Co. Ltd.(c)	2,697,198	3,804,575
Chang Hwa Commercial Bank Ltd.	11,511,667	6,436,338
Cheng Shin Rubber Industry Co. Ltd.	2,156,046	3,130,794
Chicony Electronics Co. Ltd.	494,000	2,596,303
China Development Financial Holding Corp.(c)	10,570,768	4,069,642
China Steel Corp.	4,816,689	3,870,341
Chunghwa Telecom Co. Ltd.	1,583,137	6,019,052
CTBC Financial Holding Co. Ltd.	4,317,730	3,924,645
E.Sun Financial Holding Co. Ltd.	5,692,411	4,501,260
Far Eastern New Century Corp.	3,857,000	3,807,770
Far EasTone Telecommunications Co. Ltd.	1,424,810	3,664,506
First Financial Holding Co. Ltd.	6,098,200	5,182,579
Formosa Chemicals & Fibre Corp.	2,071,271	3,745,553
Formosa Petrochemical Corp.	1,466,831	3,496,081
Formosa Plastics Corp.	1,870,542	4,308,889
Fubon Financial Holding Co. Ltd.	2,104,147	4,336,091
	Shares	Value
Taiwan-(continued)
Highwealth Construction Corp.	3,646,550	$4,613,600
Hon Hai Precision Industry Co. Ltd.	1,058,017	3,464,808
Hua Nan Financial Holdings Co. Ltd.	6,756,650	4,662,811
Mega Financial Holding Co. Ltd.	3,206,177	3,856,693
Nan Ya Plastics Corp.	1,785,930	3,474,916
Pegatron Corp.	1,141,061	3,014,928
Pou Chen Corp.	3,895,426	3,932,825
Powerchip Semiconductor Manufacturing Corp.	2,968,000	2,560,297
Powertech Technology, Inc.	789,556	3,670,359
President Chain Store Corp.	601,000	5,069,218
Radiant Opto-Electronics Corp.	664,028	2,938,318
Shanghai Commercial & Savings Bank Ltd. (The)	2,414,902	3,417,951
Shin Kong Financial Holding Co. Ltd.(c)	13,445,532	3,608,443
Simplo Technology Co. Ltd.	238,000	3,087,206
SinoPac Financial Holdings Co. Ltd.	6,600,470	4,048,915
Synnex Technology International Corp.	1,712,021	3,938,258
TA Chen Stainless Pipe	2,500,232	2,963,581
Taishin Financial Holding Co. Ltd.	7,930,036	4,345,121
Taiwan Business Bank	9,212,537	3,929,372
Taiwan Cement Corp.	3,274,900	3,337,731
Taiwan Cooperative Financial Holding Co. Ltd.	6,182,870	5,027,366
Taiwan Fertilizer Co. Ltd.	2,277,677	4,948,387
Taiwan High Speed Rail Corp.	5,619,000	5,304,923
Taiwan Mobile Co. Ltd.	1,782,800	5,582,019
Taiwan Semiconductor Manufacturing Co. Ltd.	153,000	3,069,825
Uni-President Enterprises Corp.	1,967,181	4,550,357
WPG Holdings Ltd.	1,196,937	3,334,651
Yuanta Financial Holding Co. Ltd.	5,491,230	4,745,692
Yulon Finance Corp.	612,657	3,415,666
		188,163,399
Thailand-11.81%
Advanced Info Service PCL, NVDR	624,346	3,854,042
Airports of Thailand PCL, NVDR	2,221,489	3,741,356
Bangkok Bank PCL, NVDR	861,167	3,422,579
Bangkok Dusit Medical Services PCL, NVDR	4,345,815	3,368,611
Bangkok Expressway & Metro PCL, NVDR	13,440,205	2,784,455
Central Pattana PCL, NVDR	1,498,681	2,735,243
Charoen Pokphand Foods PCL, NVDR	5,378,896	2,820,026
CP ALL PCL, NVDR	2,069,636	3,048,086
Electricity Generating PCL, NVDR	794,921	2,946,434
Gulf Energy Development PCL, NVDR	2,082,395	2,553,285
Home Product Center PCL, NVDR	9,747,151	2,884,789
Intouch Holdings PCL, NVDR	1,744,626	3,626,698
Kasikornbank PCL, NVDR	897,341	3,035,189
Kiatnakin Phatra Bank PCL, NVDR	2,185,442	3,003,039
Kiatnakin Phatra Bank PCL, Wts., expiring 03/17/2024(c)	191,544	54
Kiatnakin Phatra Bank PCL, Wts., expiring 03/17/2026(c)	191,544	8,854
Krung Thai Bank PCL, NVDR	6,468,540	2,899,015
Land & Houses PCL, NVDR	18,825,029	4,059,234
Minor International PCL, NVDR	3,626,056	3,117,320
PTT Oil & Retail Business PCL, NVDR	5,129,436	2,588,032
PTT PCL, NVDR	3,545,797	3,373,142
Ratch Group PCL, NVDR	3,460,465	2,950,576
SCB X PCL, NVDR	1,359,307	3,984,721
Siam Cement PCL (The), NVDR	457,828	3,484,280
Thai Beverage PCL	8,030,234	3,154,767
Thai Union Group PCL, NVDR	6,652,398	2,850,157

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Thailand-(continued)
Tisco Financial Group PCL, NVDR	1,796,558	$5,013,297
TMBThanachart Bank PCL, NVDR	61,347,292	3,095,248
		84,402,529
United Arab Emirates-4.27%
Abu Dhabi Commercial Bank PJSC	1,412,401	3,460,872
Abu Dhabi National Oil Co. for Distribution PJSC	2,915,736	2,818,133
Abu Dhabi Ports Co. PJSC(c)	1,980,536	3,348,570
Borouge PLC	6,215,121	4,044,199
Dubai Electricity and Water Authority PJSC	5,441,397	3,718,511
Dubai Islamic Bank PJSC	2,454,484	4,223,400
Emirates NBD Bank PJSC	612,104	2,949,738
Emirates Telecommunications Group Co. PJSC	540,648	2,823,243
First Abu Dhabi Bank PJSC	776,870	3,096,524
		30,483,190
Total Common Stocks & Other Equity Interests (Cost $694,558,048)		711,317,462
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(f)(g) (Cost $1,681,275)	1,681,275	1,681,275
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $696,239,323)		712,998,737
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.69%
Invesco Private Government Fund, 5.29%(f)(g)(h)	3,387,153	$3,387,153
Invesco Private Prime Fund, 5.52%(f)(g)(h)	8,703,733	8,709,826
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,097,210)		12,096,979
TOTAL INVESTMENTS IN SECURITIES-101.47% (Cost $708,336,533)		725,095,716
OTHER ASSETS LESS LIABILITIES-(1.47)%		(10,473,829)
NET ASSETS-100.00%		$714,621,887

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $18,044,634, which represented 2.53% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,264,280	$(18,583,005)	$-	$-	$1,681,275	$19,381
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,448,834	$16,008,322	$(17,070,003)	$-	$-	$3,387,153	$54,288*
Invesco Private Prime Fund	11,443,704	37,601,269	(40,341,961)	(152)	6,966	8,709,826	143,099*
Total	$15,892,538	$73,873,871	$(75,994,969)	$(152)	$6,966	$13,778,254	$216,768

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.41%
Brazil-5.62%
Banco do Brasil S.A.	4,916	$56,163
Caixa Seguridade Participacoes S.A.	2,366	6,766
Equatorial Energia S.A.	2,852	20,450
Gerdau S.A., Preference Shares	3,555	15,138
Petroleo Brasileiro S.A., Preference Shares	14,371	117,647
PRIO S.A.	3,479	30,931
Raia Drogasil S.A.	4,242	21,721
WEG S.A.	5,096	33,354
		302,170
Chile-0.59%
Banco Santander Chile	219,080	10,107
Cencosud S.A.	5,860	10,174
Enel Chile S.A.	192,418	11,539
		31,820
China-2.74%
CRRC Corp. Ltd., H Shares	18,004	8,360
New Oriental Education & Technology Group, Inc.(a)	5,206	39,592
PetroChina Co. Ltd., H Shares	104,786	75,735
Vipshop Holdings Ltd., ADR(a)	1,183	18,798
ZTE Corp., H Shares	2,696	4,683
		147,168
Czech Republic-0.17%
Komercni banka A.S.(b)	272	8,960
Egypt-0.91%
Commercial International Bank Egypt S.A.E.	17,223	49,105
Greece-3.24%
Alpha Services and Holdings S.A.(a)	9,322	16,708
Eurobank Ergasias Services and Holdings S.A.(a)	11,882	23,065
JUMBO S.A.	679	19,177
Motor Oil Hellas Corinth Refineries S.A.	220	6,041
Mytilineos S.A.	905	37,356
National Bank of Greece S.A.(a)	3,064	23,398
OPAP S.A.	573	9,971
Piraeus Financial Holdings S.A.(a)	5,938	24,188
Public Power Corp. S.A.(a)	1,062	14,120
		174,024
Hungary-0.84%
OTP Bank Nyrt.	972	45,261
India-28.44%
ABB India Ltd.	249	14,007
Aditya Birla Capital Ltd.(a)	2,696	5,555
AIA Engineering Ltd.	146	7,221
APL Apollo Tubes Ltd.	801	14,501
Aurobindo Pharma Ltd.	1,052	14,573
Bajaj Auto Ltd.	236	21,790
Bank of Baroda	4,883	14,559
Bharat Electronics Ltd.	13,184	29,513
Bharti Airtel Ltd.	9,414	132,713
Britannia Industries Ltd.	366	22,911
Canara Bank	1,468	8,521
CG Power and Industrial Solutions Ltd.	3,546	20,007
Cholamandalam Investment and Finance Co. Ltd.	1,764	25,154
Colgate-Palmolive (India) Ltd.	490	15,159
Cummins India Ltd.	683	18,866
Dr. Reddy’s Laboratories Ltd.	536	39,509
Hindustan Aeronautics Ltd.(c)	1,110	40,091
IDBI Bank Ltd.	2,016	2,102
IDFC First Bank Ltd.(a)	22,500	22,854
	Shares	Value
India-(continued)
Indian Hotels Co. Ltd. (The)	3,509	$20,817
Indian Oil Corp. Ltd.	16,204	28,674
Indian Railway Finance Corp. Ltd.(c)	9,133	19,263
InterGlobe Aviation Ltd.(a)(c)	436	15,548
ITC Ltd.	18,043	95,936
Jindal Steel & Power Ltd.	1,705	15,545
Larsen & Toubro Ltd.	3,388	141,966
Lupin Ltd.	1,014	18,381
Mahindra & Mahindra Financial Services Ltd.	2,204	7,675
Max Healthcare Institute Ltd.	3,028	28,470
NHPC Ltd.	10,952	11,995
NMDC Ltd.	4,386	11,612
NTPC Ltd.	22,944	87,721
Oil & Natural Gas Corp. Ltd.	17,070	51,851
Oracle Financial Services Software Ltd.	88	6,910
Polycab India Ltd.	336	17,573
Power Finance Corp. Ltd.	11,951	63,789
Punjab National Bank	11,564	15,930
REC Ltd.	10,013	60,173
Siemens Ltd.	373	18,597
Sun Pharmaceutical Industries Ltd.	3,357	57,340
Supreme Industries Ltd.	366	18,202
Syngene International Ltd.(c)	684	6,182
Tata Communications Ltd.	592	12,383
Tata Motors Ltd.	6,432	68,484
Torrent Pharmaceuticals Ltd.	360	10,973
Tube Investments of India Ltd.	347	16,288
TVS Motor Co. Ltd.	985	23,738
Union Bank of India Ltd.	8,982	15,126
Varun Beverages Ltd.	2,028	31,268
Vedanta Ltd.	3,787	12,488
Zomato Ltd.(a)	19,302	32,436
Zydus Lifesciences Ltd.	1,678	15,373
		1,528,313
Indonesia-5.64%
PT Bank Central Asia Tbk	181,450	109,813
PT Bank Mandiri (Persero) Tbk	177,776	74,918
PT Bank Rakyat Indonesia (Persero) Tbk	285,172	103,009
PT Indofood CBP Sukses Makmur Tbk	7,664	5,719
PT Sumber Alfaria Trijaya Tbk	57,692	9,688
		303,147
Malaysia-0.73%
Gamuda Bhd.	8,150	8,701
YTL Corp. Bhd.	34,496	17,066
YTL Power International Bhd.	15,326	13,317
		39,084
Mexico-6.45%
CEMEX S.A.B. de C.V., Series CPO(a)(d)	52,210	43,469
Fibra Uno Administracion S.A. de C.V.	9,608	16,368
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(e)	9,222	125,335
Grupo Carso S.A.B. de C.V., Series A1	2,744	25,779
Grupo Financiero Banorte S.A.B. de C.V., Class O	9,104	92,792
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	5,075	11,595
Southern Copper Corp.	378	31,034
		346,372
Philippines-0.37%
BDO Unibank, Inc.	7,720	19,885
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Poland-2.70%
Bank Polska Kasa Opieki S.A.	746	$28,936
Budimex S.A.	54	9,300
CD Projekt S.A.(b)	268	7,048
InPost S.A.(a)	812	12,304
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,604	46,145
Powszechny Zaklad Ubezpieczen S.A.	1,980	24,039
Santander Bank Polska S.A.	142	17,361
		145,133
Romania-0.23%
NEPI Rockcastle N.V.	1,858	12,595
Russia-0.00%
Alrosa PJSC(f)	11,439	0
Gazprom PJSC(a)(f)	43,562	0
Severstal PAO(a)(f)	1,045	0
		0
Saudi Arabia-1.37%
Arabian Internet & Communications Services Co.	84	7,347
Dr Sulaiman Al Habib Medical Services Group Co.	277	21,421
Elm Co.	186	44,738
		73,506
South Africa-2.29%
Bid Corp. Ltd.	1,276	31,156
Bidvest Group Ltd. (The)	1,096	14,545
Gold Fields Ltd.	3,610	53,919
OUTsurance Group Ltd.	3,342	7,520
Woolworths Holdings Ltd.	4,239	15,811
		122,951
South Korea-8.28%
Doosan Bobcat, Inc.	256	9,763
Ecopro BM Co. Ltd.(a)	320	51,189
Ecopro Co. Ltd.(a)	170	63,942
Hanwha Aerospace Co. Ltd.(a)	138	14,279
Hanwha Ocean Co. Ltd.(a)	238	3,914
JYP Entertainment Corp.(a)	170	9,591
Meritz Financial Group, Inc.(a)	394	20,222
POSCO Future M Co. Ltd.(a)	271	51,473
POSCO Holdings, Inc.	549	175,233
Posco International Corp.(a)	402	15,843
Samsung Engineering Co. Ltd.(a)	804	13,434
Samsung Heavy Industries Co. Ltd.(a)	2,890	15,829
		444,712
Taiwan-19.05%
Acer, Inc.	12,742	18,747
Alchip Technologies Ltd.	418	52,084
Chicony Electronics Co. Ltd.	3,082	16,198
Chroma ATE, Inc.	1,508	9,660
Compal Electronics, Inc.	15,212	17,424
Delta Electronics, Inc.	7,542	67,469
Elite Material Co. Ltd.	2,006	29,546
Faraday Technology Corp.	942	12,535
Gigabyte Technology Co. Ltd.	4,298	42,431
Global Unichip Corp.	582	28,729
Gold Circuit Electronics Ltd.	1,422	10,404
Hotai Finance Co. Ltd.	842	3,255
Innolux Corp.	34,226	17,879
International Games System Co. Ltd.	664	17,608
Inventec Corp.	24,550	43,061
King Slide Works Co. Ltd.	354	11,762
King Yuan Electronics Co. Ltd.	5,526	14,830
	Shares	Value
Taiwan-(continued)
Lite-On Technology Corp.	16,494	$57,177
Makalot Industrial Co. Ltd.	1,520	17,483
Micro-Star International Co. Ltd.	3,648	21,212
Novatek Microelectronics Corp.	2,546	41,566
Powertech Technology, Inc.	2,500	11,622
Qisda Corp.	8,704	12,931
Quanta Computer, Inc.	24,262	191,464
Radiant Opto-Electronics Corp.	1,902	8,416
TA Chen Stainless Pipe	7,144	8,468
Taishin Financial Holding Co. Ltd.	51,850	28,410
Teco Electric and Machinery Co. Ltd.	8,088	11,900
Tripod Technology Corp.	2,224	13,323
Wistron Corp.	25,246	92,355
Wiwynn Corp.	588	41,330
Yuanta Financial Holding Co. Ltd.	53,590	46,314
Yulon Motor Co. Ltd.	2,920	6,484
		1,024,077
Thailand-1.43%
Bangkok Bank PCL, NVDR	2,406	9,562
Delta Electronics Thailand PCL, NVDR	17,642	39,160
Krung Thai Bank PCL, NVDR	14,714	6,595
Tisco Financial Group PCL, NVDR	1,726	4,817
TMBThanachart Bank PCL, NVDR	229,184	11,563
WHA Corp. PCL, NVDR	39,558	5,285
		76,982
Turkey-8.34%
AG Anadolu Grubu Holding A.S.	535	4,038
Akbank T.A.S.	22,264	29,011
Alarko Holding A.S.	861	3,045
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,207	5,601
Arcelik A.S.	1,102	5,142
Aselsan Elektronik Sanayi Ve Ticaret A.S.	8,978	14,971
BIM Birlesik Magazalar A.S.	2,725	34,215
Borusan Yatirim ve Pazarlama A.S.	54	4,645
Coca-Cola Icecek A.S.	406	7,158
Dogus Otomotiv Servis ve Ticaret A.S.	262	2,355
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	10,220	3,385
Enerjisa Enerji A.S.(c)	2,064	3,785
Enka Insaat ve Sanayi A.S.	6,347	7,793
Ford Otomotiv Sanayi A.S.	608	17,673
Gubre Fabrikalari T.A.S.(a)	373	1,790
Haci Omer Sabanci Holding A.S.	10,434	24,964
Hektas Ticaret T.A.S.(a)	6,103	3,584
Iskenderun Demir ve Celik A.S.(a)	493	587
KOC Holding A.S.	11,029	58,409
Kontrolmatik Enerji Ve Muhendislik A.S.	738	5,898
Koza Altin Isletmeleri A.S.	7,112	4,866
Oyak Cimento Fabrikalari A.S.(a)	2,692	5,598
Pegasus Hava Tasimaciligi A.S.(a)	387	9,597
Petkim Petrokimya Holding A.S.(a)	5,136	3,676
Sasa Polyester Sanayi A.S.(a)	6,031	7,652
TAV Havalimanlari Holding A.S.(a)	774	3,528
Tofas Turk Otomobil Fabrikasi A.S.	1,106	8,981
Turk Hava Yollari AO(a)	6,129	55,091
Turk Telekomunikasyon A.S.(a)	2,183	2,352
Turk Traktor ve Ziraat Makineleri A.S.	220	5,864
Turkcell Iletisim Hizmetleri A.S.	8,141	18,391
Turkiye Garanti Bankasi A.S.	3,854	8,065
Turkiye Halk Bankasi A.S.(a)	3,784	1,625
Turkiye Is Bankasi A.S., Class C	21,325	18,019
Turkiye Petrol Rafinerileri A.S.	5,794	28,642

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Turkey-(continued)
Turkiye Sise ve Cam Fabrikalari A.S.	7,664	$12,452
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	4,971	2,320
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	1,363	782
Yapi ve Kredi Bankasi A.S.	17,872	12,863
		448,413
United Arab Emirates-0.98%
Emirates NBD Bank PJSC	8,434	40,644
Multiply Group PJSC(a)	15,212	11,969
		52,613
Total Common Stocks & Other Equity Interests (Cost $4,721,762)		5,396,291
Money Market Funds-0.69%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(g)(h) (Cost $37,184)	37,184	37,184
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.10% (Cost $4,758,946)		5,433,475
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.50%
Invesco Private Government Fund, 5.29%(g)(h)(i)	7,756	$7,756
Invesco Private Prime Fund, 5.52%(g)(h)(i)	18,990	19,003
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,759)		26,759
TOTAL INVESTMENTS IN SECURITIES-101.60% (Cost $4,785,705)		5,460,234
OTHER ASSETS LESS LIABILITIES-(1.60)%		(85,746)
NET ASSETS-100.00%		$5,374,488

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $84,869, which represented 1.58% of the Fund’s Net Assets.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,499	$54,380	$(22,695)	$-	$-	$37,184	$311
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,924	121,765	(129,933)	-	-	7,756	229*
Invesco Private Prime Fund	41,945	179,719	(202,688)	(1)	28	19,003	550*
Total	$63,368	$355,864	$(355,316)	$(1)	$28	$63,943	$1,090

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Australia-10.90%
ANZ Group Holdings Ltd.	156,707	$2,817,680
APA Group	463,537	2,601,516
ASX Ltd.	61,324	2,661,741
Brambles Ltd.	289,828	2,804,890
Cochlear Ltd.	12,138	2,443,095
Coles Group Ltd.	302,022	3,176,459
Commonwealth Bank of Australia	39,697	3,084,188
CSL Ltd.	13,672	2,726,728
Lottery Corp. Ltd. (The)	799,411	2,673,961
Medibank Pvt. Ltd.	981,750	2,492,106
National Australia Bank Ltd.	121,692	2,622,491
Orica Ltd.	252,121	2,709,967
Seven Group Holdings Ltd.	106,775	2,548,775
Steadfast Group Ltd.	696,324	2,738,815
Suncorp Group Ltd.	248,309	2,329,213
Telstra Group Ltd.	1,353,020	3,613,433
Transurban Group	338,588	3,023,858
Washington H Soul Pattinson & Co. Ltd.	113,418	2,579,140
Wesfarmers Ltd.	78,961	3,036,310
Westpac Banking Corp.	178,002	2,845,218
Woolworths Group Ltd.	129,361	3,079,363
		58,608,947
Belgium-1.44%
Ackermans & van Haaren N.V.(a)	16,518	2,779,322
Anheuser-Busch InBev S.A./N.V.	37,793	2,360,939
Groupe Bruxelles Lambert N.V.	33,997	2,599,819
		7,740,080
Canada-16.64%
Alimentation Couche-Tard, Inc.	40,854	2,408,950
Bank of Montreal(a)	29,780	2,822,753
Bank of Nova Scotia (The)	54,863	2,581,667
BCE, Inc.	79,716	3,236,850
Canadian National Railway Co.	21,679	2,706,204
Canadian Utilities Ltd., Class A(a)	118,261	2,712,112
CCL Industries, Inc., Class B	54,517	2,347,897
CGI, Inc., Class A(b)	24,752	2,789,313
Choice Properties REIT(a)	254,347	2,672,828
Dollarama, Inc.	33,014	2,438,151
Emera, Inc.(a)	68,266	2,427,542
Empire Co. Ltd., Class A	85,835	2,238,308
Enbridge, Inc.(a)	72,949	2,606,628
Fortis, Inc.	64,335	2,597,380
George Weston Ltd.	19,345	2,480,295
Great-West Lifeco, Inc.	93,827	3,151,795
Hydro One Ltd.(c)	88,859	2,653,699
Intact Financial Corp.	18,395	2,894,764
Keyera Corp.	97,101	2,363,478
Loblaw Cos. Ltd.	29,121	2,928,338
Manulife Financial Corp.	128,704	2,862,979
Metro, Inc.	55,825	2,949,505
National Bank of Canada	35,448	2,728,280
Pembina Pipeline Corp.(a)	77,255	2,677,803
Power Corp. of Canada	100,165	2,938,113
Restaurant Brands International, Inc.	33,969	2,668,348
Royal Bank of Canada	32,355	3,177,501
Sun Life Financial, Inc.	60,669	3,164,569
TELUS Corp.	137,766	2,482,995
Thomson Reuters Corp.	17,215	2,571,974
TMX Group Ltd.	126,619	3,151,141
	Shares	Value
Canada-(continued)
Toronto-Dominion Bank (The)	42,058	$2,570,919
WSP Global, Inc.	16,629	2,458,287
		89,461,366
China-0.46%
Wilmar International Ltd.	999,576	2,468,366
Denmark-0.93%
Carlsberg A/S, Class B	20,820	2,698,001
Tryg A/S	107,613	2,314,014
		5,012,015
Finland-0.97%
Elisa OYJ	62,406	2,864,066
Sampo OYJ	55,900	2,355,079
		5,219,145
France-3.50%
Air Liquide S.A.	13,929	2,627,845
Bureau Veritas S.A.	108,046	2,898,916
Danone S.A.	46,369	3,109,742
ENGIE S.A.	133,545	2,148,387
Orange S.A.	241,805	2,888,743
Safran S.A.	13,367	2,518,043
Vinci S.A.	20,515	2,609,061
		18,800,737
Germany-3.54%
Allianz SE	10,081	2,713,532
Beiersdorf AG	21,907	3,232,753
Deutsche Boerse AG	11,787	2,365,472
Deutsche Telekom AG	110,864	2,739,091
E.ON SE	184,062	2,511,214
Henkel AG & Co. KGaA, Preference Shares(a)	38,731	2,991,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	5,863	2,510,536
		19,063,886
Hong Kong-2.35%
CLP Holdings Ltd.	302,456	2,404,636
HKT Trust & HKT Ltd.	2,546,932	3,059,348
Jardine Matheson Holdings Ltd.	56,957	2,295,367
MTR Corp. Ltd.	635,290	2,064,200
Power Assets Holdings Ltd.	483,919	2,835,203
		12,658,754
Italy-1.87%
Assicurazioni Generali S.p.A.	122,873	2,761,512
Enel S.p.A.	329,058	2,266,523
Snam S.p.A.	482,148	2,371,989
Terna S.p.A.	312,950	2,661,067
		10,061,091
Japan-27.87%
Activia Properties, Inc.	994	2,733,628
Advance Residence Investment Corp.(a)	1,054	2,343,424
AEON Co. Ltd.	123,132	2,976,059
AEON Mall Co. Ltd.	222,041	2,779,025
AGC, Inc.	71,464	2,721,181
ANA Holdings, Inc.(a)(b)	121,747	2,723,535
Asahi Kasei Corp.	362,667	2,784,975
Bridgestone Corp.	58,642	2,585,182
Canon, Inc.	88,438	2,468,459
Central Japan Railway Co.	101,972	2,576,245
Daiwa House Industry Co. Ltd.	78,374	2,457,783
Daiwa House REIT Investment Corp.	1,406	2,507,571
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Daiwa Office Investment Corp.	592	$2,547,412
East Japan Railway Co.	46,029	2,657,984
Hankyu Hanshin Holdings, Inc.	74,422	2,305,847
Haseko Corp.	216,321	2,851,723
Hulic Co. Ltd.(a)	244,249	2,736,992
Japan Metropolitan Fund Investment Corp.	3,535	2,423,171
Japan Prime Realty Investment Corp.	1,072	2,592,454
Japan Real Estate Investment Corp.	607	2,350,347
Japan Tobacco, Inc.	109,207	2,909,945
Kamigumi Co. Ltd.	105,906	2,466,974
Kao Corp.	61,080	2,449,886
KDDI Corp.	84,862	2,842,957
Keikyu Corp.	276,061	2,437,193
Kewpie Corp.	155,707	2,797,773
Kintetsu Group Holdings Co. Ltd.	81,057	2,528,612
Kirin Holdings Co. Ltd.	203,299	2,952,651
Kyocera Corp.	172,788	2,579,852
Kyushu Railway Co.	130,137	2,890,746
McDonald’s Holdings Co. (Japan) Ltd.(a)	84,741	3,802,982
Medipal Holdings Corp.	145,340	2,345,525
Nagoya Railroad Co. Ltd.	156,095	2,433,128
NH Foods Ltd.	84,036	2,907,844
Nichirei Corp.	101,834	2,487,069
Nippon Accommodations Fund, Inc.	603	2,532,868
Nippon Building Fund, Inc.	573	2,340,216
Nippon Express Holdings, Inc.	42,266	2,544,779
Nippon Telegraph & Telephone Corp.	2,362,525	3,011,038
Nomura Real Estate Master Fund, Inc.	2,500	2,760,390
OBIC Co. Ltd.	14,087	2,190,990
ORIX JREIT, Inc.	1,956	2,282,836
Rinnai Corp.	120,884	2,777,003
SECOM Co. Ltd.	33,388	2,448,568
Sekisui Chemical Co. Ltd.	157,971	2,287,837
Sekisui House Ltd.(a)	118,202	2,706,496
Sekisui House REIT, Inc.	4,383	2,353,792
Shionogi & Co. Ltd.	52,003	2,529,443
SHO-BOND Holdings Co. Ltd.(a)	66,280	2,988,551
Skylark Holdings Co. Ltd.	160,426	2,644,409
SoftBank Corp.	319,857	4,296,489
Sohgo Security Services Co. Ltd.	396,640	2,188,948
Takeda Pharmaceutical Co. Ltd.	89,823	2,680,403
Toho Co. Ltd.(a)	68,629	2,261,576
Tokyu Corp.	200,654	2,378,198
USS Co. Ltd.	115,732	2,217,256
Yamada Holdings Co. Ltd.	810,383	2,497,538
		149,875,758
Netherlands-2.97%
EXOR N.V.	23,411	2,285,159
Heineken N.V.(a)	26,201	2,655,397
JDE Peet’s N.V.(a)	96,759	2,402,689
Koninklijke Ahold Delhaize N.V.	79,910	2,257,727
Koninklijke KPN N.V.(a)	1,099,463	3,759,632
Wolters Kluwer N.V.	17,771	2,634,963
		15,995,567
New Zealand-2.08%
Auckland International Airport Ltd.	532,831	2,766,547
Contact Energy Ltd.	553,480	2,749,406
Infratil Ltd.	394,974	2,568,630
Spark New Zealand Ltd.	946,016	3,095,032
		11,179,615
	Shares	Value
Norway-0.90%
Orkla ASA	310,461	$2,449,461
Storebrand ASA	266,639	2,417,871
		4,867,332
Singapore-6.25%
CapitaLand Ascendas REIT	1,153,045	2,519,468
CapitaLand Integrated Commercial Trust	1,728,319	2,599,559
City Developments Ltd.	513,100	2,345,973
DBS Group Holdings Ltd.	127,691	3,046,200
Mapletree Industrial Trust	1,647,485	3,020,420
Oversea-Chinese Banking Corp. Ltd.	362,740	3,498,873
Singapore Airlines Ltd.(a)	496,768	2,483,189
Singapore Exchange Ltd.	481,845	3,392,945
Singapore Technologies Engineering Ltd.	1,022,166	2,853,054
Singapore Telecommunications Ltd.	1,393,510	2,502,656
United Overseas Bank Ltd.	142,759	3,030,698
Venture Corp. Ltd.	229,795	2,305,946
		33,598,981
Spain-1.83%
Endesa S.A.	108,720	2,168,264
Iberdrola S.A.	225,935	2,742,596
Naturgy Energy Group S.A.(a)	82,832	2,249,407
Redeia Corp. S.A.	160,133	2,683,964
		9,844,231
Sweden-1.80%
Essity AB, Class B	90,197	2,136,126
Industrivarden AB, Class C(a)	77,048	2,445,140
Investor AB, Class B	115,420	2,746,885
L E Lundbergforetagen AB, Class B	44,824	2,362,594
		9,690,745
Switzerland-3.21%
Chocoladefabriken Lindt & Spruengli AG, PC	235	3,013,347
Nestle S.A.	25,431	2,921,815
Novartis AG	24,633	2,567,104
SGS S.A.	30,376	2,834,173
Swisscom AG	5,292	3,184,392
Zurich Insurance Group AG	5,342	2,734,362
		17,255,193
United Kingdom-7.16%
British American Tobacco PLC	82,815	2,466,201
Bunzl PLC	71,365	2,921,786
Coca-Cola Europacific Partners PLC(a)	40,196	2,769,504
Compass Group PLC	112,214	3,112,340
Imperial Brands PLC	103,876	2,511,354
Intertek Group PLC	47,252	2,703,577
London Stock Exchange Group PLC	23,183	2,639,893
National Grid PLC	191,388	2,571,279
Reckitt Benckiser Group PLC	40,876	2,971,218
RELX PLC	69,206	2,874,814
Smiths Group PLC	135,783	2,805,512
SSE PLC	101,056	2,168,424
Tesco PLC	730,300	2,665,383
Unilever PLC	67,529	3,308,222
		38,489,507
United States-3.06%
Ferrovial SE(a)	79,476	3,056,975
GSK PLC	127,440	2,544,684
Holcim AG(b)	31,529	2,431,612
Qiagen N.V.(a)(b)	57,972	2,544,390

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
United States-(continued)
Roche Holding AG	10,036	$2,890,827
Waste Connections, Inc.	19,059	2,977,287
		16,445,775
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $527,912,230)		536,337,091
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.83%
Invesco Private Government Fund, 5.29%(d)(e)(f)	12,271,825	12,271,825
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	29,820,693	$29,841,567
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,112,438)		42,113,392
TOTAL INVESTMENTS IN SECURITIES-107.56% (Cost $570,024,668)		578,450,483
OTHER ASSETS LESS LIABILITIES-(7.56)%		(40,669,685)
NET ASSETS-100.00%		$537,780,798

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,662,552	$(2,662,552)	$-	$-	$-	$2,458
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,336,181	26,672,875	(23,737,231)	-	-	12,271,825	171,717*
Invesco Private Prime Fund	24,014,475	65,955,403	(60,150,279)	735	21,233	29,841,567	451,982*
Total	$33,350,656	$95,290,830	$(86,550,062)	$735	$21,233	$42,113,392	$626,157

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Australia-4.59%
AGL Energy Ltd.(a)	14,413	$82,605
BHP Group Ltd.	91,387	2,855,647
Brambles Ltd.	30,347	293,691
Insurance Australia Group Ltd.	60,860	242,998
Northern Star Resources Ltd.	22,865	198,761
Origin Energy Ltd.	31,656	178,291
Pilbara Minerals Ltd.(a)	62,219	146,011
Pro Medicus Ltd.	1,149	77,140
Qantas Airways Ltd.(b)	17,967	66,037
QBE Insurance Group Ltd.	37,205	389,821
Seven Group Holdings Ltd.	5,635	134,510
Suncorp Group Ltd.	28,602	268,295
Washington H Soul Pattinson & Co. Ltd.	6,434	146,310
WiseTech Global Ltd.	5,050	243,663
Woodside Energy Group Ltd.	32,922	705,342
		6,029,122
Austria-0.33%
Erste Group Bank AG	8,326	362,217
voestalpine AG	2,394	71,773
		433,990
Belgium-0.40%
KBC Group N.V.	7,281	478,336
Lotus Bakeries N.V.(a)	6	51,423
		529,759
Canada-5.60%
Constellation Software, Inc.	405	1,126,397
Element Fleet Management Corp.	10,182	172,844
Fairfax Financial Holdings Ltd.	710	744,765
Great-West Lifeco, Inc.	8,180	274,779
iA Financial Corp., Inc.	2,298	157,208
Ivanhoe Mines Ltd., Class A(a)(b)	13,671	144,379
Restaurant Brands International, Inc.	11,176	877,902
Shopify, Inc., Class A(b)	26,819	2,160,495
Stantec, Inc.	3,162	255,672
Sun Life Financial, Inc.	12,518	652,954
Teck Resources Ltd., Class B	9,390	378,186
Thomson Reuters Corp.	2,753	411,307
		7,356,888
Chile-0.12%
Antofagasta PLC	6,891	152,252
Denmark-5.25%
Danske Bank A/S	20,958	567,031
Novo Nordisk A/S, Class B	56,047	6,328,546
		6,895,577
Finland-0.70%
Nordea Bank Abp	73,520	912,494
France-7.10%
AXA S.A.	36,990	1,252,022
BNP Paribas S.A.	22,964	1,560,288
Cie de Saint-Gobain S.A.	10,707	765,751
Credit Agricole S.A.	28,447	411,348
Edenred SE	4,349	261,810
ENGIE S.A.	42,724	687,317
Hermes International S.C.A.	899	1,911,868
Publicis Groupe S.A.	6,209	627,916
Safran S.A.	9,803	1,846,665
		9,324,985
	Shares	Value
Germany-13.86%
Allianz SE	9,183	$2,471,814
Bayerische Motoren Werke AG	9,231	970,430
Bayerische Motoren Werke AG, Preference Shares	1,854	182,762
Commerzbank AG	24,614	285,551
Deutsche Lufthansa AG(b)	16,472	138,633
E.ON SE	57,213	780,575
Hannover Rueck SE	1,869	451,111
Heidelberg Materials AG	3,850	359,156
Infineon Technologies AG	26,954	988,013
Mercedes-Benz Group AG	16,427	1,121,485
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	5,519	2,363,235
SAP SE	25,911	4,525,850
Siemens AG	18,763	3,397,158
Talanx AG	2,329	164,569
		18,200,342
Hong Kong-0.06%
Swire Pacific Ltd., Class A	10,083	78,035
Ireland-1.10%
AerCap Holdings N.V.(b)	2,906	222,484
Flutter Entertainment PLC(b)	5,855	1,214,218
		1,436,702
Israel-0.06%
Global-e Online Ltd.(b)	2,062	77,882
Italy-5.98%
Assicurazioni Generali S.p.A.	33,205	746,267
Banca Mediolanum S.p.A.	5,387	55,555
Enel S.p.A.	187,999	1,294,921
Ferrari N.V.	3,513	1,235,239
Intesa Sanpaolo S.p.A.	534,181	1,661,268
Leonardo S.p.A.	7,566	133,182
Mediobanca Banca di Credito Finanziario S.p.A.	21,590	288,461
Poste Italiane S.p.A.(c)	11,328	123,850
UniCredit S.p.A.	78,372	2,312,175
		7,850,918
Japan-36.48%
ABC-MART, Inc.(a)	2,817	49,479
Advantest Corp.	33,304	1,326,692
Ajinomoto Co., Inc.	18,564	773,040
Alfresa Holdings Corp.	5,144	85,373
Amada Co. Ltd.	8,677	95,273
ANA Holdings, Inc.(b)	4,560	102,009
ASICS Corp.	5,626	174,313
Capcom Co. Ltd.	5,436	209,928
Chiba Bank Ltd. (The)	15,159	114,075
Chubu Electric Power Co., Inc.	16,770	219,986
Concordia Financial Group Ltd.	32,191	155,851
Dai Nippon Printing Co. Ltd.	5,169	151,773
Daiwa Securities Group, Inc.	33,419	243,255
Denso Corp.	47,214	756,135
Disco Corp.	3,860	1,066,303
Eisai Co. Ltd.	5,948	284,755
Fukuoka Financial Group, Inc.	4,905	122,512
GOLDWIN, Inc.	824	56,360
Hankyu Hanshin Holdings, Inc.	5,151	159,596
Hikari Tsushin, Inc.	618	109,331
Hitachi Construction Machinery Co. Ltd.	2,600	75,310
Hitachi Ltd.	23,162	1,849,949
Honda Motor Co. Ltd.	121,498	1,392,645
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Hoshizaki Corp.	2,963	$109,338
IBIDEN Co. Ltd.	5,587	288,342
Isetan Mitsukoshi Holdings Ltd.	8,975	106,343
Isuzu Motors Ltd.	12,523	174,127
ITOCHU Corp.(a)	43,854	2,025,669
Japan Airlines Co. Ltd.	3,374	65,633
Japan Tobacco, Inc.	38,444	1,024,384
JFE Holdings, Inc.	16,587	265,925
JTEKT Corp.	5,397	50,306
Kajima Corp.	15,558	281,412
Kamigumi Co. Ltd.	2,138	49,803
Kansai Electric Power Co., Inc. (The)	20,621	285,033
Kawasaki Heavy Industries Ltd.	3,573	82,349
Keisei Electric Railway Co. Ltd.	6,329	290,006
Komatsu Ltd.	22,962	666,829
Kuraray Co. Ltd.	8,393	89,112
Lawson, Inc.	1,725	99,682
Marubeni Corp.	73,830	1,283,660
MatsukiyoCocokara & Co.	12,355	227,575
McDonald’s Holdings Co. (Japan) Ltd.(a)	1,870	83,921
Medipal Holdings Corp.	4,566	73,687
Mitsubishi Corp.	187,665	3,293,044
Mitsubishi Electric Corp.	73,305	1,104,778
Mitsubishi HC Capital, Inc.	42,059	302,405
Mitsubishi Heavy Industries Ltd.	6,891	468,687
Mitsubishi UFJ Financial Group, Inc.	393,818	3,758,345
Mitsui & Co. Ltd.	67,101	2,768,504
Mitsui Chemicals, Inc.	5,489	164,248
Mizuho Financial Group, Inc.	92,168	1,703,697
NEC Corp.	7,874	522,509
Nichirei Corp.	3,437	83,941
Nippon Sanso Holdings Corp.	5,841	150,645
Nippon Steel Corp.(a)	35,886	876,436
Nissin Foods Holdings Co. Ltd.	4,953	161,932
Obayashi Corp.	20,080	188,128
Oriental Land Co. Ltd.	26,348	991,734
Otsuka Corp.	2,893	123,379
Pan Pacific International Holdings Corp.	10,087	221,303
Panasonic Holdings Corp.	82,472	794,676
Pola Orbis Holdings, Inc.	1,391	14,578
Renesas Electronics Corp.(b)	61,315	1,036,912
Resona Holdings, Inc.	61,209	343,323
Rohto Pharmaceutical Co. Ltd.	5,160	107,242
Sanwa Holdings Corp.	5,903	91,892
SCREEN Holdings Co. Ltd.	2,770	277,995
Sega Sammy Holdings, Inc.	2,882	43,001
Sekisui House Ltd.(a)	15,159	347,099
Shimizu Corp.	15,857	107,341
Shin-Etsu Chemical Co. Ltd.	47,980	1,928,391
Shinko Electric Industries Co. Ltd.	1,769	66,924
Shizuoka Financial Group, Inc.	15,555	144,137
Sojitz Corp.	9,832	235,685
Sumitomo Corp.	49,015	1,145,108
Sumitomo Electric Industries Ltd.	16,624	224,724
Sumitomo Forestry Co. Ltd.	8,328	249,769
Sumitomo Mitsui Financial Group, Inc.	53,409	2,813,404
Sumitomo Mitsui Trust Holdings, Inc.	15,440	321,211
Sundrug Co. Ltd.	1,460	44,527
T&D Holdings, Inc.	14,474	244,080
Taisei Corp.	3,905	143,858
Tobu Railway Co. Ltd.	3,571	95,740
Tokio Marine Holdings, Inc.	38,303	1,029,798
	Shares	Value
Japan-(continued)
Tokyo Gas Co. Ltd.	7,170	$166,822
TOPPAN Holdings, Inc.	9,375	262,250
Toyo Seikan Group Holdings Ltd.	5,635	90,881
Toyota Boshoku Corp.	2,118	35,535
Toyota Tsusho Corp.	10,131	678,242
Tsuruha Holdings, Inc.	962	76,999
Yamaha Motor Co. Ltd.	36,576	352,060
Yokohama Rubber Co. Ltd. (The)	4,332	104,288
Zensho Holdings Co. Ltd.	3,814	189,089
		47,888,375
Netherlands-1.10%
EXOR N.V.	2,140	208,887
ING Groep N.V.	85,673	1,227,492
		1,436,379
Singapore-1.26%
Jardine Cycle & Carriage Ltd.	2,055	39,997
Keppel Ltd.	56,437	302,382
Oversea-Chinese Banking Corp. Ltd.	95,250	918,751
Sembcorp Industries Ltd.	39,208	166,356
Singapore Airlines Ltd.(a)	44,197	220,927
		1,648,413
Spain-3.91%
Banco Bilbao Vizcaya Argentaria S.A.	208,048	1,960,709
Banco Santander S.A.	423,035	1,716,544
Industria de Diseno Textil S.A.	33,833	1,459,387
		5,136,640
Sweden-1.25%
Saab AB, Class B	2,063	134,334
SSAB AB, Class A	4,187	32,881
SSAB AB, Class B(a)	13,733	106,064
Swedbank AB, Class A(a)	24,478	504,137
Volvo AB, Class B	35,899	868,259
		1,645,675
Switzerland-1.10%
ABB Ltd.	33,827	1,446,771
United Kingdom-5.93%
3i Group PLC	30,893	975,256
BAE Systems PLC	53,911	808,046
Centrica PLC	160,437	282,865
HSBC Holdings PLC	407,443	3,207,584
Informa PLC	27,308	270,344
Melrose Industries PLC	29,077	218,762
Rolls-Royce Holdings PLC(b)	251,681	965,356
Sage Group PLC (The)	24,890	373,381
Standard Chartered PLC	40,039	305,314
Subsea 7 S.A.	5,777	78,755
Whitbread PLC(a)	4,255	194,850
Wise PLC, Class A(b)	10,043	103,568
		7,784,081
United States-3.76%
CRH PLC	20,280	1,452,430
Flex Ltd.(b)	12,327	292,643
Holcim AG(b)	15,175	1,170,342
Stellantis N.V.	54,539	1,214,186
Swiss Re AG	6,983	806,686
		4,936,287
Total Common Stocks & Other Equity Interests (Cost $117,410,357)		131,201,567

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $12,166)	12,166	$12,166
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $117,422,523)		131,213,733
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.22%
Invesco Private Government Fund, 5.29%(d)(e)(f)	816,261	816,261
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	2,097,486	$2,098,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,915,008)		2,915,215
TOTAL INVESTMENTS IN SECURITIES-102.17% (Cost $120,337,531)		134,128,948
OTHER ASSETS LESS LIABILITIES-(2.17)%		(2,846,823)
NET ASSETS-100.00%		$131,282,125

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,082,687	$(3,070,521)	$-	$-	$12,166	$1,373
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,058,661	1,347,051	(1,589,451)	-	-	816,261	10,568*
Invesco Private Prime Fund	2,722,975	3,421,300	(4,046,593)	146	1,126	2,098,954	27,946*
Total	$3,781,636	$7,851,038	$(8,706,565)	$146	$1,126	$2,927,381	$39,887

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$707,178,215	$3,460,872	$678,375	$711,317,462
Money Market Funds	1,681,275	12,096,979	-	13,778,254
Total Investments	$708,859,490	$15,557,851	$678,375	$725,095,716
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,396,291	$-	$0	$5,396,291
Money Market Funds	37,184	26,759	-	63,943
Total Investments	$5,433,475	$26,759	$0	$5,460,234
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$536,337,091	$-	$-	$536,337,091
Money Market Funds	-	42,113,392	-	42,113,392
Total Investments	$536,337,091	$42,113,392	$-	$578,450,483
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$131,201,567	$-	$-	$131,201,567
Money Market Funds	12,166	2,915,215	-	2,927,381
Total Investments	$131,213,733	$2,915,215	$-	$134,128,948